UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President (principal executive officer)
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

Premise Capital Frontier Advantage Diversified Tactical ETF
Schedule of Investments
June 30, 2017 (Unaudited)

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS - 98.9%
	Finance and Insurance - 98.9%
1	iShares 1-3 Year Treasury Bond ETF	$85
1,827	iShares 20+ Year Treasury Bond ETF	228,594
8,133	iShares Cohen & Steers REIT ETF	822,409
21,649	iShares Core MSCI Emerging Markets ETF	1,083,316
6,281	iShares Core S&P Small-Cap ETF	440,361
546	iShares Core U.S. Aggregate Bond ETF	59,792
7,236	iShares iBoxx $ High Yield Corporate Bond ETF	639,590
42,711	iShares MSCI EAFE ETF	2,784,757
1,711	iShares TIPS Bond ETF	194,079
17,985	SPDR S&P International Small Cap ETF	599,980
1,823	SPDR S&P Mid Cap 400 ETF Trust	579,021
14,785	SPDR S&P500 ETF Trust	3,575,013
	TOTAL EXCHANGE TRADED FUNDS (Cost $10,383,451)	11,006,997

	SHORT-TERM INVESTMENTS - 1.0%
109,041	Fidelity Investments Money Market Funds - Government Portfolio, Class I - 0.81% *	109,041
	TOTAL SHORT-TERM INVESTMENTS (Cost $109,041)	109,041
	TOTAL INVESTMENTS - 99.9% (Cost $10,492,492)	11,116,038
	Other Assets in Excess of Liabilities - 0.1%	10,927
	NET ASSETS - 100.0%	$11,126,965

Percentages are stated as a percent of net assets.

*	The rate shown is the annualized seven-day yield as of June 30, 2017.

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at June 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$11,006,997	-	-	$11,006,997
Short-term Investments	109,041	-	-	$109,041
Total Investments in Securities	$11,116,038	$-	$-	$11,116,038
^ See Schedule of Investments for breakout of investments by sector classifications

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2017, the Fund did not recognize any transfers to or from Levels 1, 2 or 3.

Item 2. Controls and Procedures.

(a)
The Registrant's President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)* /s/Paul R. Fearday
                                              Paul R. Fearday, President (principal executive officer)

Date                                                            August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Paul R. Fearday
                                              Paul R. Fearday, President (principal executive officer)

Date                                                            August 23, 2017

By (Signature and Title)* /s/Kristen M. Weitzel
                                              Kristen M. Weitzel, Treasurer (principal financial officer)

Date                                                            August 23, 2017

* Print the name and title of each signing officer under his or her signature.